Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,779,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,037.86
Total Offset Amount	0.00
Net Fee	1,037.86
Narrative - Max Aggregate Offering Price	$ 6,779,000.00
Final Prospectus	true